Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Summary of Activity Related to Accrued Liabilities Associated with Redundancy and Restructuring
The following table presents cost information related to restructuring plans that have not been completed as of December 31, 2017 and does not contain any estimates for plans that may be developed and implemented in future periods.

(in millions)	USA	Canada	EMEA	ROW	Other	Total
Anticipated total costs
Employee termination costs	$16.5	$5.7	$22.5	$6.2	$5.8	$56.7
Facility exit costs	23.9	—	3.7	0.2	—	27.8
Other exit costs	1.7	—	6.6	—	0.8	9.1
Total	$42.1	$5.7	$32.8	$6.4	$6.6	$93.6

Incurred to date costs
Inception of plans through December 31, 2017
Employee termination costs	$16.5	$5.7	$22.5	$6.2	$5.8	$56.7
Facility exit costs	22.2	—	3.7	0.2	—	26.1
Other exit costs	1.7	—	6.6	—	0.8	9.1
Total	$40.4	$5.7	$32.8	$6.4	$6.6	$91.9

Inception of plans through December 31, 2016
Employee termination costs	$16.8	$5.2	$21.6	$4.4	$5.8	$53.8
Facility exit costs	19.6	—	3.5	0.2	—	23.3
Other exit costs	1.7	—	6.8	—	0.8	9.3
Total	$38.1	$5.2	$31.9	$4.6	$6.6	$86.4

Schedule of Accrued Liabilities
The following tables summarize activity related to accrued liabilities associated with redundancy and restructuring:

(in millions)	January 1, 2017	Charge to earnings	Cash paid	Non-cash and other	December 31, 2017
Employee termination costs	$6.9	$2.9	$(7.2)	$0.4	$3.0
Facility exit costs	13.2	2.8	(5.5)	(0.3)	10.2
Other exit costs	—	(0.2)	(0.3)	—	(0.5)
Total	$20.1	$5.5	$(13.0)	$0.1	$12.7

(in millions)	January 1, 2016	Charge to earnings	Cash paid	Non-cash and other	December 31, 2016
Employee termination costs	$31.0	$0.4	$(24.5)	$—	$6.9
Facility exit costs	15.5	6.0	(8.3)	—	13.2
Other exit costs	0.1	0.1	(0.2)	—	—
Total	$46.6	$6.5	$(33.0)	$—	$20.1